Concentration and Risks - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Revenue	¥ 5,303,835	$ 832,288	¥ 5,825,624	¥ 4,647,513
Contract With Xiaomi | Viomi-branded Products
Concentration Risk [Line Items]
Revenue	¥ 274,452		¥ 326,114	¥ 250,593